Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Disclosures [Abstract]
Direct premiums written	$ 18,914.8	$ 17,562.8	$ 16,558.8
Ceded written	(260.2)	(223.1)	(186.1)
Net premiums written	18,654.6	17,339.7	16,372.7
Direct premiums earned	18,648.4	17,317.9	16,207.6
Ceded earned	(249.9)	(214.5)	(189.6)
Net premiums earned	$ 18,398.5	$ 17,103.4	$ 16,018.0